Summary of Significant Accounting Policies and Basis of Accounting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Basis of Presentation and Summary of Significant Accounting Policies
Schedule of estimated useful lives that were used to depreciate the assets
Estimated Useful Life
Laboratory equipment	5 years
Computer equipment and software	2 years
Office furniture and equipment	5 years
Leasehold improvements	Various

Schedule of collaborative revenue recognized

	Year Ended December 31,
	2013	2012
Amortization of upfront license fees	$353,693	$1,921,307
Collaborative research payments:
FTE funding	3,108,000	3,436,000
Research and development costs	—	20,055
Intellectual property costs	1,050,990	970,465

Total collaborative research payments	4,158,990	4,426,520

Milestone revenue	18,000,000	16,000,000

Total collaborative revenue	$22,512,683	$22,347,827

Schedule of stock-based compensation expense recognized in accordance with ASC 718

	Nine Months Ended September 30,
	2014	2013
Research and development	$214,628	$13,329
General and administrative	1,864,723	72,278

Total stock-based compensation	$2,079,351	$85,607

	Year Ended December 31,
	2013	2012
Research and development	$18,920	$114,591
General and administrative	80,933	165,619

Total stock-based compensation	$99,853	$280,210